Derivative financial instruments - Total recognised derivative assets/(liabilities) (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	£ 280,194	£ 293,530
Derivative financial instruments	(265,376)	(279,415)
Derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	96,529,153	84,435,447
Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	280,194	293,530
Derivative financial instruments	(265,376)	(279,415)
Derivatives in hedge accounting relationships | Derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	317,456	310,376
Derivatives in hedge accounting relationships | Derivatives designated as cash flow hedges | Derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	151,346	147,180
Derivatives in hedge accounting relationships | Derivatives designated as fair value hedges | Derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	161,698	159,182
Derivatives in hedge accounting relationships | Derivatives designated as hedges of net investments | Derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	4,412	4,014
Derivatives in hedge accounting relationships | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships	3,341	2,539
Derivative liabilities designated in hedge accounting relationships	(614)	(820)
Derivatives in hedge accounting relationships | Fair value | Derivatives designated as cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships	3,070	2,338
Derivative liabilities designated in hedge accounting relationships	(92)	(320)
Derivatives in hedge accounting relationships | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships	71	165
Derivative liabilities designated in hedge accounting relationships	(476)	(434)
Derivatives in hedge accounting relationships | Fair value | Derivatives designated as hedges of net investments
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships	200	36
Derivative liabilities designated in hedge accounting relationships	(46)	(66)
Held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	96,211,697	84,125,071
Held for trading | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	276,853	290,991
Derivative financial liabilities held for trading	(264,762)	(278,595)
Held for trading | Foreign exchange derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	9,404,176	8,517,266
Held for trading | Foreign exchange derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	96,359	123,724
Derivative financial liabilities held for trading	(93,246)	(116,671)
Held for trading | Interest rate derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	81,608,401	70,905,836
Held for trading | Interest rate derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	95,461	95,631
Derivative financial liabilities held for trading	(81,613)	(83,967)
Held for trading | Credit derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	1,710,599	1,537,115
Held for trading | Credit derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	8,471	6,898
Derivative financial liabilities held for trading	(8,994)	(7,455)
Held for trading | Equity and stock index and commodity derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	3,488,521	3,164,854
Held for trading | Equity and stock index and commodity derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	76,562	64,738
Derivative financial liabilities held for trading	£ (80,909)	£ (70,502)